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                            ATLANTIC WHITEHALL FUNDS

                         Atlantic Whitehall Growth Fund
                        Atlantic Whitehall Balanced Fund
                         Atlantic Whitehall Income Fund

                          (Institutional Class Shares)

                      Supplement dated September 15, 2003
                       to Prospectus dated July 31, 2003

      This Supplement updates the information in, and should be read in conjunction with, the Prospectus of Atlantic Whitehall Funds Trust, dated July 31, 2003.


The following information replaces and supersedes, as applicable, the information set forth in the section entitled "Purchase of Fund Shares - How to Purchase Shares by Wire" in the prospectus for Atlantic Whitehall Funds dated July 31, 2003. Effective September 15, 2003, the following banking information will be required to effect purchases by wire:



                        PNC Bank
                        Pittsburgh, PA
                        ABA No: 031000053
                        Account Number: 8606905003
                        Attn: [Name of Fund]
                        Account Name
                        Account Number (as assigned)